OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER BORROWINGS
Schedule of changes in the balances of other borrowings

	2013	2014
Beginning balance as of January 1	8,671	4,126
Receipts from investors	2,314	4,615
Accrued interest expenses	446	342
Payments of principal made during the year	(6,699)	(1,475)
Payments of interest expenses made during the year	(790)	(221)
Exchange differences	184	(83)

Ending balances as of December 31	4,126	7,304